PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%
BANK LOANS 3.9%

Airlines 0.6%

AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	04/20/28	132	$135,469
United AirLines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500 (c)	04/21/28	195	196,462

				331,931

Computers 0.0%

Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%	11.500 (c)	05/09/24	25	25,805

Diversified/Conglomerate Services 0.5%

Intrado Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000 (c)	10/10/24	298	289,818

Electric & Gas Marketing 0.2%

Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.000 (c)	07/30/26	148	138,315

Entertainment 0.2%

Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000 (c)	10/04/23	4	4,190
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.843 (c)	08/14/24	74	72,873
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000 (c)	05/11/26	50	52,603

				129,666

Industrial Services 0.1%

Great Outdoors Group LLC, Term B-1 Loan, 3 Month LIBOR + 4.250%	5.000 (c)	03/06/28	50	50,224

Infrastructure Software 0.4%

McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.843 (c)	09/30/24	217	216,600

Media 0.0%

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350 (c)	08/24/26	40	28,580

Oil & Gas 0.4%

Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan (Second Lien), 3 Month LIBOR + 9.000%	10.000 (c)	11/01/25	118	130,095
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250 (c)	03/28/24	67	67,256

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil & Gas (cont’d.)

EG Group Ltd., Additional Term Facility USD, 3 Month LIBOR + 4.250%	4.750%(c)	03/31/26	30	$19,749

				217,100

Software 0.9%

Greeneden U.S. Holdings I LLC, 2020 Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750 (c)	12/01/27	25	24,984
Informatica LLC, Initial Loan (Second Lien)	7.125	02/25/25	25	25,500
Peraton Corp., Term B Loan (First Lien), 1 Month LIBOR + 3.750%	4.500 (c)	02/01/28	180	180,161
TIBCO Software, Inc., Term B-3 Loan, 1 Month LIBOR + 3.750%	3.850 (c)	06/30/26	199	197,851
TIBCO Software, Inc., Term Loan (Second Lien), 1 Month LIBOR + 7.250%	7.350 (c)	03/03/28	125	126,666

				555,162

Specialty Chemicals 0.3%

Solenis Holdings LLC, Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.000%	4.135 (c)	06/26/25	98	97,556
Solenis Holdings LLC, Initial Term Loan (Second Lien), 3 Month LIBOR + 8.500%	8.635 (c)	06/26/26	100	99,750

				197,306

Telecommunications 0.3%

Xplornet Communications, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	4.843 (c)	06/10/27	174	173,697

TOTAL BANK LOANS

(cost $2,202,646)				2,354,204

CORPORATE BONDS 91.3%

Advertising 0.6%

Lamar Media Corp., Gtd. Notes, 144A	3.625	01/15/31	25	24,106
National CineMedia LLC,
Sr. Sec’d. Notes, 144A	5.875	04/15/28	50	47,731
Sr. Unsec’d. Notes	5.750	08/15/26	25	21,933
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	265	284,322

				378,092

Aerospace & Defense 1.8%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	125	146,760
Sr. Unsec’d. Notes	5.805	05/01/50	250	323,302
Sr. Unsec’d. Notes	5.930	05/01/60	100	131,021
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	125	133,442

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750%	12/31/23	103	$113,847
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	175	181,673
Gtd. Notes, 144A	4.625	01/15/29	50	49,381

				1,079,426

Agriculture 0.3%

Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	50	53,112
Sr. Sec’d. Notes, 144A	5.750	02/01/29	125	126,314

				179,426

Airlines 0.8%

American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	25	31,389
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Multinational),
Sr. Sec’d. Notes, 144A	5.500	04/20/26	50	52,814
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	133,745
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	53,127
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	130	134,751
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	51,782

				457,608

Apparel 0.3%

Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	50	51,127
Gtd. Notes, 144A	6.375	05/15/25	125	133,233

				184,360

Auto Manufacturers 3.5%

Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	100	131,702
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750	01/15/43	250	252,988
Sr. Unsec’d. Notes	5.291	12/08/46	175	186,670
Sr. Unsec’d. Notes	7.400	11/01/46	75	93,760
Sr. Unsec’d. Notes	9.000	04/22/25	300	366,511
Sr. Unsec’d. Notes	9.625	04/22/30	420	585,854
Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	305	330,230
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	150	163,997

				2,111,712

Auto Parts & Equipment 1.5%

Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A(a)	4.875	08/15/26	200	205,091
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	25	25,850

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)

Gtd. Notes	6.250%	03/15/26	100	$103,171
Gtd. Notes	6.500	04/01/27	125	132,740
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	50	43,040
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	25	25,811
Sr. Unsec’d. Notes	5.625	06/15/28	160	172,596
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	150	149,992
Sr. Sec’d. Notes, 144A	7.875	01/15/29	25	28,021
Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28	25	26,043

				912,355

Banks 0.3%

Citigroup, Inc., 5 Year CMT Index + 3.417%	3.875 (c)	2/18/2026(rr)	75	75,584
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	75	77,970

				153,554

Building Materials 2.2%

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	125	133,472
Griffon Corp., Gtd. Notes	5.750	03/01/28	125	132,063
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375	02/01/28	100	105,988
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27	75	81,346
Sr. Unsec’d. Notes, 144A	4.750	05/01/29	25	24,948
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	50	51,898
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	150	156,453
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	50	47,432
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	75,889
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	125	129,860
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	124,252
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	15	15,859
Gtd. Notes, 144A	6.500	03/15/27	150	158,420
US Concrete, Inc., Gtd. Notes, 144A	5.125	03/01/29	125	127,923

				1,365,803

Chemicals 3.1%

Ashland LLC, Gtd. Notes	6.875	05/15/43	75	94,699
Axalta Coating Systems LLC, Gtd. Notes, 144A	3.375	02/15/29	150	144,778
Chemours Co. (The),
Gtd. Notes, 144A	5.750	11/15/28	100	106,803
Gtd. Notes	7.000	05/15/25	200	206,097

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	75	$69,767
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	125	134,801
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	200	211,305
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	75	77,040
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/29	50	49,666
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	185	173,331
Sr. Sec’d. Notes, 144A	10.875	08/01/24	46	49,225
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	150	153,612
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	25	25,548
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	75	72,753
Venator Finance Sarl/Venator Materials LLC (Multinational),
Gtd. Notes, 144A	5.750	07/15/25	205	202,488
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25	28,029
WR Grace & Co.-Conn, Gtd. Notes, 144A	4.875	06/15/27	50	52,667

				1,852,609

Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	25	25,304

Commercial Services 3.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	60	60,142
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	110	116,797
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	200	202,959
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	200	220,521
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	51,311
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	25,056
Gtd. Notes, 144A	4.625	10/01/27	175	181,203
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28	50	51,535
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	100	102,954
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	50	49,921
Celestial-Saturn Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28	50	49,410
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	123	128,074
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	150	147,627
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	25	25,774
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.875	10/01/30	15	16,240
Sr. Unsec’d. Notes, 144A	4.500	07/15/29	25	25,042

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	07/15/31	25	$24,972
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	50	50,943
StoneMor, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/29	50	49,238
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	125	131,943
Gtd. Notes	5.250	01/15/30	100	109,230
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	250	265,161

				2,086,053

Computers 2.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	426	451,172
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	109	112,976
NCR Corp.,
Gtd. Notes, 144A	5.125	04/15/29	25	25,644
Gtd. Notes, 144A	5.250	10/01/30	50	51,848
Gtd. Notes, 144A	8.125	04/15/25	25	27,239
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	26,393
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	606	616,793

				1,312,065

Distribution/Wholesale 0.7%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	100	105,619
Core & Main Holdings LP, Sr. Unsec’d. Notes, Cash coupon 8.625% or PIK 9.375%, 144A	8.625	09/15/24	100	102,372
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	193,618

				401,609

Diversified Financial Services 2.8%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	103,061
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	30	31,303
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	50	50,658
Gtd. Notes, 144A	5.375	12/01/24	75	77,544
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	125	120,431
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	50	49,547
LPL Holdings, Inc., Gtd. Notes, 144A	4.000	03/15/29	125	124,254
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	125	121,669
Gtd. Notes, 144A	6.000	01/15/27	125	129,025
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30	125	120,970
Gtd. Notes	6.875	03/15/25	275	311,428
Gtd. Notes	7.125	03/15/26	275	319,944
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50	48,548

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, 144A	5.375%	10/15/25	100	$105,202

				1,713,584

Electric 4.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	187,984
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	242,222
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	525	528,938
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	175	185,356
Gtd. Notes	6.625	01/15/27	100	103,757
Gtd. Notes, 144A	3.375	02/15/29	75	72,384
Gtd. Notes, 144A	5.250	06/15/29	100	105,365
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	175	174,945
Sr. Sec’d. Notes	5.250	07/01/30	220	222,907
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	90	92,096
Gtd. Notes, 144A	5.500	09/01/26	50	51,664
Gtd. Notes, 144A	5.625	02/15/27	450	467,732
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	100	100,552

				2,535,902

Electrical Component & Equipment 0.5%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	50	49,367
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	150	162,048
Gtd. Notes, 144A	7.250	06/15/28	100	110,901

				322,316

Electronics 0.2%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	100	108,221
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	14,671

				122,892

Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27	75	83,030
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	55,145
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	50	49,287

				187,462

Entertainment 4.9%
AMC Entertainment Holdings, Inc., Sec’d. Notes, PIK 12.000% until 12/15/2021 then cash coupon 10.000% until 6/15/26; or combination of cash coupon 5.000% and PIK 6.000%, 144A	12.000	06/15/26	100	98,970
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	225	239,217
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	190	200,345
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	300	302,338
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	25	26,226

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Cedar Fair LP, Gtd. Notes	5.250%	07/15/29	25	$25,456
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	50	51,453
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	125	133,602
International Game Technology PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.250	01/15/29	200	212,654
Sr. Sec’d. Notes, 144A	6.500	02/15/25	200	222,186
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	125	130,224
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	75	75,104
Motion Bondco DAC (Ireland), Gtd. Notes, 144A(a)	6.625	11/15/27	200	202,507
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Sr. Unsec’d. Notes, 144A	8.500	11/15/27	150	160,288
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	250	259,460
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	125	134,503
Gtd. Notes, 144A	8.625	07/01/25	200	217,992
Sr. Sec’d. Notes, 144A	5.000	10/15/25	75	77,271
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875	07/31/24	75	75,831
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	80	83,336
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	26,943

				2,955,906

Food 3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	3.500	03/15/29	325	311,829
Gtd. Notes, 144A	5.875	02/15/28	25	26,594
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	175	180,965
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	75	71,652
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	50	52,004
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational),
Gtd. Notes, 144A	3.750	12/01/31	50	50,684
Gtd. Notes, 144A	6.500	04/15/29	150	168,153
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	75	80,403
Gtd. Notes	4.875	10/01/49	50	57,377
Gtd. Notes	5.200	07/15/45	50	59,602
Gtd. Notes	5.500	06/01/50	75	93,214
Gtd. Notes	6.500	02/09/40	50	66,957

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250%	04/15/31	175	$176,934
Gtd. Notes, 144A	5.875	09/30/27	240	255,258
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	200	201,336
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	100	98,851
US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29	25	24,921

				1,976,734

Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	225	247,029
Sr. Unsec’d. Notes	5.750	05/20/27	75	83,297
Sr. Unsec’d. Notes	5.875	08/20/26	178	198,384

				528,710

Healthcare-Services 5.1%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.125	02/15/29	25	24,101
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	335,557
Gtd. Notes, 144A	4.625	06/01/30	100	102,118
HCA, Inc., Gtd. Notes	5.375	09/01/26	470	533,727
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	75	79,544
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	50	48,929
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	150	159,109
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	160,542
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	325	350,294
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750	07/01/25	75	76,305
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	450	469,671
Sec’d. Notes, 144A	6.250	02/01/27	125	130,536
Sr. Sec’d. Notes, 144A	4.250	06/01/29	350	350,000
Sr. Sec’d. Notes, 144A	4.875	01/01/26	140	144,569
Sr. Unsec’d. Notes	6.875	11/15/31	125	140,037

				3,105,039

Home Builders 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	125	129,917
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	84,723
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	79,423
Gtd. Notes	7.250	10/15/29	275	308,156
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	73,825

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Gtd. Notes, 144A	6.250%	09/15/27	270	$284,910
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	25	25,104
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	200	215,078
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	50,226
Gtd. Notes, 144A	5.000	03/01/28	75	78,301
KB Home,
Gtd. Notes	4.000	06/15/31	50	49,986
Gtd. Notes	4.800	11/15/29	50	53,730
Gtd. Notes	6.875	06/15/27	50	59,164
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	100	105,156
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	174,609
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	50	52,110
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	25	26,569
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	125	125,196
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	50	49,936
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	125	130,311
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	460	493,650
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	100	106,782
Gtd. Notes	5.700	06/15/28	15	16,451

				2,773,313

Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	100	100,157

Household Products/Wares 0.6%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	100	98,506
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	25	25,125
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
Gtd. Notes, 144A	7.000	12/31/27	100	101,675
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	25,424
Spectrum Brands, Inc., Gtd. Notes, 144A	5.500	07/15/30	125	134,135

				384,865

Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	4.000	04/01/31	125	123,177

Insurance 0.0%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	25	24,962

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500%	03/01/29	50	$48,189
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	40	40,486

				88,675

Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	140	152,605
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	25	26,000
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	145	151,748

				330,353

Leisure Time 0.2%
NCL Corp. Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	10.250	02/01/26	30	35,132
Viking Cruises Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	7.000	02/15/29	25	25,676
Viking Ocean Cruises Ship VII Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	5.625	02/15/29	25	25,336
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	49,922

				136,066

Lodging 2.9%
Boyd Gaming Corp.,
Gtd. Notes	6.000	08/15/26	275	286,091
Sr. Unsec’d. Notes, 144A	4.750	06/15/31	50	50,518
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	350	343,185
Gtd. Notes, 144A	4.000	05/01/31	75	75,716
Gtd. Notes, 144A	5.375	05/01/25	25	26,297
Gtd. Notes, 144A	5.750	05/01/28	25	26,937
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	237,606
Gtd. Notes	6.750	05/01/25	250	267,850
Wynn Macau Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	400	420,556

				1,734,756

Machinery-Constructions & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	50	51,984
Machinery-Diversified 0.3%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	40	40,938
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	150	155,677

				196,615

Media 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	800	806,921
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	575	573,871

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	08/15/30	50	$50,941
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	75	74,895
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	150	155,662
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	52,380
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	125	135,742
Clear Channel Worldwide Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	150	151,338
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	187,253
Gtd. Notes, 144A	4.125	12/01/30	200	195,804
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	325	314,107
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	711	405,863
Sr. Sec’d. Notes, 144A	5.375	08/15/26	160	118,741
DISH DBS Corp.,
Gtd. Notes	5.875	11/15/24	50	53,230
Gtd. Notes	7.375	07/01/28	65	69,757
Gtd. Notes	7.750	07/01/26	150	170,365
Gtd. Notes, 144A	5.125	06/01/29	100	99,280
Gray Television, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	25	24,566
Gtd. Notes, 144A	7.000	05/15/27	175	189,659
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	40	42,706
Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	103,458
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	50	50,491
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	50	50,936
Gtd. Notes, 144A	5.625	07/15/27	50	52,897
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	126,751
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	50	51,468
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	25	24,398
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	25	25,074
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	20,687
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	25	25,303
Sr. Sec’d. Notes, 144A	6.625	06/01/27	200	216,735
Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	35	37,052

				4,658,331

Mining 2.3%
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	84	91,557
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	6.875	03/01/26	200	209,675
Gtd. Notes, 144A	7.500	04/01/25	200	207,559

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Hecla Mining Co., Gtd. Notes	7.250%	02/15/28	75	$82,412
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	175	174,123
Gtd. Notes, 144A	6.125	04/01/29	110	115,207
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	5.750	10/15/28	129	135,595
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	33	33,994
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	150	163,703
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	75	78,805
Gtd. Notes, 144A	5.875	09/30/26	75	78,204

				1,370,834

Miscellaneous Manufacturer 1.5%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	26,296
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	160	161,717
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	250	256,950
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	350	352,777
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	100	101,500

				899,240

Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	75	76,156

Oil & Gas 6.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	75	80,313
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(d)	7.875	12/15/24	310	205
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	50	51,248
Gtd. Notes, 144A	7.625	02/01/29	125	137,504
Gtd. Notes, 144A	8.375	07/15/26	125	141,003
Sr. Unsec’d. Notes, 144A	5.375	03/01/30	125	125,382
Apache Corp., Sr. Unsec’d. Notes	5.350	07/01/49	50	51,226
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	250	258,039
Gtd. Notes, 144A	9.000	11/01/27	62	85,081
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	25	26,447
Gtd. Notes, 144A	5.875	02/01/29	25	26,992
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	175	179,391
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	103,962
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	225	241,785
Comstock Resources, Inc., Gtd. Notes, 144A	6.750	03/01/29	50	52,171
CrownRock LP/CrownRock Finance, Inc.,

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	05/01/29	25	$25,699
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	25,843
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	50	51,672
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	225	238,118
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	35	37,178
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	100	100,833
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	125	126,978
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	25	25,654
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	25	25,844
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	26,230
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	50	52,020
Gtd. Notes, 144A	7.125	02/01/27	150	160,733
Sec’d. Notes, 144A	6.500	01/15/25	25	25,853
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	125	111,221
Gtd. Notes, 144A	7.500	01/15/28	100	84,970
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	175	145,177
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.500	08/15/29	75	70,328
Sr. Unsec’d. Notes	4.100	02/15/47	25	20,374
Sr. Unsec’d. Notes	4.625	06/15/45	25	22,095
Sr. Unsec’d. Notes	6.125	01/01/31	150	166,345
Sr. Unsec’d. Notes	6.450	09/15/36	100	112,419
Sr. Unsec’d. Notes	6.625	09/01/30	50	57,294
Sr. Unsec’d. Notes	8.875	07/15/30	136	174,379
Parkland Corp. (Canada), Gtd. Notes, 144A	4.500	10/01/29	50	50,749
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26	75	75,597
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	75	76,597
Gtd. Notes	9.250	02/01/26	75	82,721
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.500	05/15/29	150	148,949
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	85	67,750
Gtd. Notes, 144A	7.500	01/15/26	50	39,246
Gtd. Notes, 144A	8.000	02/01/27	25	18,967

				4,008,582

Packaging & Containers 0.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%, 144A	6.500	06/30/27	200	208,000
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	10	10,660

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000%	01/15/26	75	$76,762
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	50	51,751
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	55,384
Gtd. Notes, 144A	6.625	05/13/27	75	81,447

				484,004

Pharmaceuticals 3.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	50	49,078
Gtd. Notes, 144A	6.125	08/01/28	95	100,069
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	190	203,904
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	02/15/29	25	22,937
Gtd. Notes, 144A	5.250	01/30/30	475	437,055
Gtd. Notes, 144A	5.250	02/15/31	150	137,140
Gtd. Notes, 144A	6.250	02/15/29	490	479,065
Gtd. Notes, 144A	7.250	05/30/29	100	103,245
Sr. Sec’d. Notes, 144A	4.875	06/01/28	25	25,178
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	6.125	04/01/29	50	49,267
Organon Finance 1 LLC, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	205,602
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	100	105,877
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	25	24,017

				1,942,434

Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	25	25,674
Gtd. Notes, 144A	5.375	06/15/29	75	75,848
Gtd. Notes, 144A	5.750	03/01/27	75	77,201
Gtd. Notes, 144A	5.750	01/15/28	125	128,546
Gtd. Notes, 144A	7.875	05/15/26	50	55,461
Cheniere Energy Partners LP, Gtd. Notes, 144A	4.000	03/01/31	100	103,221
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A	4.625	10/15/28	275	288,694
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	20	21,985
Energy Transfer LP, 5 Year CMT Index + 5.306%	7.125 (c)	5/15/2030(rr)	50	51,685
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	26,678
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	20	21,656
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	76,918
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	75	81,015
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500	07/15/38	175	193,988

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	09/15/24	32	$32,512
Gtd. Notes, 144A	5.500	01/15/28	75	75,716
Gtd. Notes, 144A	6.000	03/01/27	59	60,401
Gtd. Notes, 144A	6.000	12/31/30	25	25,532
Gtd. Notes, 144A	7.500	10/01/25	100	109,184
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.375	02/01/27	25	26,000
Gtd. Notes	5.875	04/15/26	100	104,674
Gtd. Notes	6.500	07/15/27	50	54,195
Gtd. Notes, 144A	4.875	02/01/31	125	130,605
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	100	103,940
Sr. Unsec’d. Notes	5.300	02/01/30	25	27,558

				1,978,887

Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	202	213,507
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	125	128,283
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	100	99,462
Gtd. Notes, 144A	4.375	02/01/31	50	49,556
Gtd. Notes, 144A	5.375	08/01/28	95	100,127
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	168,566

				759,501

Real Estate Investment Trusts (REITs) 2.6%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	47,204
Gtd. Notes	9.750	06/15/25	250	277,534
Sr. Unsec’d. Notes	4.750	02/15/28	100	96,607
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	5.625	05/01/24	250	269,088
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	200	213,427
Sr. Sec’d. Notes, 144A	7.500	06/01/25	130	140,549
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	25	24,886
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	3.125	02/01/29	150	143,946
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	50	49,609

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750%	02/15/27	100	$101,150
Gtd. Notes, 144A	4.125	08/15/30	200	202,986
Gtd. Notes, 144A	4.625	12/01/29	40	41,868

				1,608,854

Retail 2.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	375	363,272
Brinker International, Inc., Sr. Unsec’d. Notes(a)	3.875	05/15/23	175	179,400
Caleres, Inc., Gtd. Notes	6.250	08/15/23	75	75,248
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	211,878
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	50	49,024
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	125	126,316
GYP Holdings III Corp., Gtd. Notes, 144A	4.625	05/01/29	25	25,146
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	50	51,376
Murphy Oil USA, Inc., Gtd. Notes, 144A	3.750	02/15/31	25	24,356
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	150	143,637
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	125	130,221
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.500	03/15/29	75	76,263
White Capital Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	50	52,729

				1,508,866

Software 1.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	200	196,627
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	150	160,742
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	145	151,562
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	275	293,012
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A	5.375	12/01/28	25	25,227
Sr. Sec’d. Notes, 144A	3.500	02/15/28	50	48,128
Rocket Software, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/29	25	24,367

				899,665

Telecommunications 5.4%
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	200	207,989
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	250	262,877
Digicel Group Holdings Ltd. (Bermuda), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	314	308,239
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Multinational), Gtd. Notes, Cash coupon 6.000% or PIK 7.000%, 144A	13.000	12/31/25	288	291,102

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A	8.750%	05/25/24	250	$260,206
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	400	380,623
Intelsat Jackson Holdings SA (Luxembourg)(d),
Gtd. Notes	5.500	08/01/23	65	37,963
Gtd. Notes, 144A	9.750	07/15/25	295	175,177
Sr. Sec’d. Notes, 144A	8.000	02/15/24	50	51,643
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(d)	8.125	06/01/23	50	1,477
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25	95	93,959
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	50	47,972
Gtd. Notes, 144A	3.750	07/15/29	75	72,416
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	7.600	09/15/39	152	172,676
Sr. Unsec’d. Notes	7.650	03/15/42	190	212,987
Sprint Corp., Gtd. Notes	7.625	03/01/26	250	303,959
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	80	83,628
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	20	21,173
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28	40	40,859
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	75	73,681
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	175	178,119

				3,278,725

Trucking & Leasing 0.0%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	25	26,020
TOTAL CORPORATE BONDS

(cost $54,450,995)				55,393,543

			Shares
COMMON STOCKS 1.7%
Oil, Gas & Consumable Fuels 1.4%
Chesapeake Energy Corp.*			11,790	622,512
Chesapeake Energy Corp. Backstop Commitment*^			68	3,518
Extraction Oil & Gas, Inc.*			4,903	240,835

				866,865

Description			Shares	Value
COMMON STOCKS (Continued)
Specialty Retail 0.3%
Ferrellgas Partners LP (Class B Stock)*			728	$147,056
TOTAL COMMON STOCKS

(cost $643,333)				1,013,921

PREFERRED STOCK 0.6%
Specialty Retail 0.6%
Ferrellgas Escrow LLC*^			350	350,000
(cost $350,000)

			Units
WARRANT 0.0%
Consumer Discretionary 0.0%
CEC Brands LLC expiring 28/12/25*			2,061	4,689
(cost $90,272)
TOTAL LONG-TERM INVESTMENTS
(cost $57,737,246)				59,116,357

SHORT-TERM INVESTMENTS 2.5%
AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Ultra Short Bond Fund (wa)			1,096,844	1,096,844
PGIM Institutional Money Market Fund (cost $449,815; includes $449,772 of cash collateral for securities on loan)(b)(wa)			450,041	449,771
TOTAL AFFILIATED MUTUAL FUNDS

(cost $1,546,659)				1,546,615

	Interest Rate	Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.0%
Sumitomo Mitsui Banking Corp. (Japan) (cost $14,882)	0.005	06/01/21	15	14,882

TOTAL SHORT-TERM INVESTMENTS
(cost $1,561,541)				1,561,497

TOTAL INVESTMENTS 100.0%
(cost $59,298,787)				60,677,854

Liabilities in excess of other assets 0.0%				(12,834)

NET ASSETS 100.0%				$ 60,665,020

The following abbreviations are used in the quarterly report:
(Q)-Quarterly payment frequency for swaps
(S)-Semiannual payment frequency for swaps
144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
CDX-Credit Derivative Index
LIBOR-London Interbank Offered Rate
PIK-Payment-in-Kind
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is 353,518 and 0.58% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $439,935; cash collateral of $449,772 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(rr)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Futures contracts outstanding at May 31, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
9	2 Year U.S. Treasury Notes	Sep. 2021	$1,986,609	$506
19	10 Year U.S. Treasury Notes	Sep. 2021	2,506,813	486
23	5 Year U.S. Treasury Notes	Sep. 2021	2,848,586	(343)

				649

	Short Positions:
6	U.S. Long Bond	Sep. 2021	939,188	(1,856)
4	U.S. Ultra Bond	Sep. 2021	741,000	(7,125)

				(8,981)

				$(8,332)

Credit default swap agreements outstanding at May 31, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX.NA.HY.36-V1	06/20/26	5.000%	2,685	$(249,974)	$(287,290)	$(37,316)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).